Property and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2017
Property and Equipment, net
Schedule of property and equipment, net

	As of December 31,
	2016	2017
	RMB	RMB
Cost:
Buildings	2,525,064	3,892,010
Furniture, fixtures and equipment	1,602,608	2,340,437
Leasehold improvements	252,331	372,702
Motor vehicles	117,661	414,247
Software	147,329	108,468
Construction in process	893,275	1,187,157

Sub-total	5,538,268	8,315,021
Less: accumulated depreciation	(1,070,817)	(1,654,196)

Property and equipment, net	4,467,451	6,660,825

Schedule of depreciation expenses charged into income statement

	Year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Depreciation expenses were charged to:
Fulfillment expenses	145,375	289,338	329,945
Marketing expenses	2,694	296	305
Technology and content expenses	132,448	262,073	312,506
General and administrative expenses	10,884	59,269	78,084

Total	291,401	610,976	720,840